Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund
Entity Central Index Key	0001329377
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000029773 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow Jones SelectMicroCap Index Fund
Class Name	First Trust Dow Jones SelectMicroCap Index Fund
Trading Symbol	FDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dow Jones Select MicroCap Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Select MicroCap Index Fund	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.73% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Russell 2000® Index, which returned 11.54% for the same Period.
During the Period, the greatest allocation in the Fund went to securities in the Financials sector. This sector’s average weight in the Fund was 27.2% and contributed 5.1% to the Fund’s overall return. The greatest contribution to the Fund’s return was 6.9% from the allocation to the Industrials sector. The greatest source of drag for the Fund came from investments in the Consumer Discretionary sector, which caused a -2.2% drag in the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Dow Jones Select MicroCap Index Fund	12.73%	7.76%	9.08%
Dow Jones Select MicroCap IndexSM	13.43%	8.60%	9.82%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDM for more recent performance information.
Net Assets	$ 177,447,912
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 789,760
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$177,447,912
Total number of portfolio holdings	143
Total advisory fee paid	$789,760
Portfolio turnover rate	71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Turning Point Brands, Inc.	1.8%
Vimeo, Inc.	1.7%
Solaris Energy Infrastructure, Inc.	1.7%
Centrus Energy Corp., Class A	1.7%
Limbach Holdings, Inc.	1.5%
Mizuho Financial Group, Inc.	1.5%
RBC Dominion Securities, Inc.	1.4%
BJ's Restaurants, Inc.	1.4%
Central Pacific Financial Corp.	1.4%
Hackett Group (The), Inc.	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Turning Point Brands, Inc.	1.8%
Vimeo, Inc.	1.7%
Solaris Energy Infrastructure, Inc.	1.7%
Centrus Energy Corp., Class A	1.7%
Limbach Holdings, Inc.	1.5%
Mizuho Financial Group, Inc.	1.5%
RBC Dominion Securities, Inc.	1.4%
BJ's Restaurants, Inc.	1.4%
Central Pacific Financial Corp.	1.4%
Hackett Group (The), Inc.	1.3%

C000030350 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust MorningstarDividend Leaders Index Fund
Class Name	First Trust MorningstarDividend Leaders Index Fund
Trading Symbol	FDL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Morningstar Dividend Leaders Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Morningstar Dividend Leaders Index Fund	$47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.98% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
During the Period, the greatest allocation in the Fund was 19.4% to the Financials sector, which contributed 3.9% to the Fund’s overall return and were greatest source of return for the Fund. The most negative contribution to the Fund’s return came from investments in the Materials sector, which caused a -0.4% drag in the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Morningstar Dividend Leaders Index Fund	16.98%	8.90%	9.55%
Morningstar® Dividend Leaders IndexSM	17.49%	9.45%	10.10%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDL for more recent performance information.
Net Assets	$ 4,451,266,050
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 12,291,397
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$4,451,266,050
Total number of portfolio holdings	96
Total advisory fee paid	$12,291,397
Portfolio turnover rate	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AbbVie, Inc.	8.4%
Verizon Communications, Inc.	8.2%
Chevron Corp.	7.6%
Pfizer, Inc.	7.5%
Philip Morris International, Inc.	6.0%
Altria Group, Inc.	5.0%
International Business Machines Corp.	4.4%
United Parcel Service, Inc., Class B	3.5%
Gilead Sciences, Inc.	2.9%
Duke Energy Corp.	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AbbVie, Inc.	8.4%
Verizon Communications, Inc.	8.2%
Chevron Corp.	7.6%
Pfizer, Inc.	7.5%
Philip Morris International, Inc.	6.0%
Altria Group, Inc.	5.0%
International Business Machines Corp.	4.4%
United Parcel Service, Inc., Class B	3.5%
Gilead Sciences, Inc.	2.9%
Duke Energy Corp.	2.4%

C000030351 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust US Equity Opportunities ETF
Class Name	First Trust US Equity Opportunities ETF
Trading Symbol	FPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust US Equity Opportunities ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust US Equity Opportunities ETF	$63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 25.02% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Russell 3000® Index, which returned 23.81% for the same Period.
During the Period, the two sectors with the greatest allocation were also the most positive contributors to the Fund’s overall return. The Fund allocated 25.4% to the Industrials sector, which contributed 5.8% to the Fund’s overall return. The Fund also allocated 23.6% to the Information Technology sector, which contributed 12.1% to the Fund’s overall return. The most negative contribution to return came from the Health Care sector, which caused -1.5% drag in the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust US Equity Opportunities ETF	25.02%	8.70%	9.66%
IPOX®-100 U.S. Index	25.71%	9.24%	10.21%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FPX for more recent performance information.
Net Assets	$ 783,452,632
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 2,961,296
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$783,452,632
Total number of portfolio holdings	103
Total advisory fee paid	$2,961,296
Portfolio turnover rate	77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	6.9%
AppLovin Corp., Class A	6.8%
Carrier Global Corp.	6.4%
Samsara, Inc., Class A	6.1%
DoorDash, Inc., Class A	4.3%
GE Vernova, Inc.	3.8%
Constellation Energy Corp.	3.6%
Kenvue, Inc.	3.0%
Duolingo, Inc.	2.7%
CrowdStrike Holdings, Inc., Class A	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Palantir Technologies, Inc., Class A	6.9%
AppLovin Corp., Class A	6.8%
Carrier Global Corp.	6.4%
Samsara, Inc., Class A	6.1%
DoorDash, Inc., Class A	4.3%
GE Vernova, Inc.	3.8%
Constellation Energy Corp.	3.6%
Kenvue, Inc.	3.0%
Duolingo, Inc.	2.7%
CrowdStrike Holdings, Inc., Class A	2.6%

C000030477 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ-100Equal Weighted Index Fund
Class Name	First Trust NASDAQ-100Equal Weighted Index Fund
Trading Symbol	QQEW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust NASDAQ-100 Equal Weighted Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQEW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QQEW
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100 Equal Weighted Index Fund	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.81% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Nasdaq-100® Index, which returned 25.88% for the same Period.
During the Period, the Fund allocated 38.1% to the Information Technology sector, by far the greatest allocation to any sector in the Fund. The Consumer Discretionary sector had the most positive contribution to return of any sector during the Period, with a 2.5% contribution to the Fund’s overall return. The most negative contribution to the Fund’s return came from investments in the Consumer Staples sector, which caused a -1.3% drag in the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust NASDAQ-100 Equal Weighted Index Fund	6.81%	11.68%	11.92%
Nasdaq-100 Equal WeightedTM Index	7.31%	12.24%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%
Nasdaq-100 Index®	25.88%	20.18%	18.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QQEW for more recent performance information.
Net Assets	$ 1,859,605,340
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 8,232,091
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$1,859,605,340
Total number of portfolio holdings	103
Total advisory fee paid	$8,232,091
Portfolio turnover rate	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Diamondback Energy, Inc.	1.1%
Broadcom, Inc.	1.1%
Biogen, Inc.	1.1%
Starbucks Corp.	1.0%
Microchip Technology, Inc.	1.0%
GLOBALFOUNDRIES, Inc.	1.0%
Intel Corp.	1.0%
Coca-Cola Europacific Partners PLC	1.0%
Baker Hughes Co.	1.0%
Exelon Corp.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Diamondback Energy, Inc.	1.1%
Broadcom, Inc.	1.1%
Biogen, Inc.	1.1%
Starbucks Corp.	1.0%
Microchip Technology, Inc.	1.0%
GLOBALFOUNDRIES, Inc.	1.0%
Intel Corp.	1.0%
Coca-Cola Europacific Partners PLC	1.0%
Baker Hughes Co.	1.0%
Exelon Corp.	1.0%

C000030478 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ-100-Technology Sector Index Fund
Class Name	First Trust NASDAQ-100-Technology Sector Index Fund
Trading Symbol	QTEC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust NASDAQ-100-Technology Sector Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QTEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QTEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100-Technology Sector Index Fund	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.12% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Information Technology Index, which returned 36.61% for the same Period.
The largest industry allocations during the Period were the Semiconductors & Semiconductor Equipment industry at 42.3% and the Software industry at 37.4%. They contributed 3.3% and 2.7%, respectively, to the Fund’s return, which were the largest contributions to the Fund’s return since the Fund is so concentrated in these two industries. The most negative contribution to the Fund’s return came from investments in the IT Services industry which caused a -0.9% drag in the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust NASDAQ-100-Technology Sector Index Fund	7.12%	13.65%	16.40%
Nasdaq-100 Technology SectorTM Index	7.72%	14.32%	17.11%
S&P 500® Index	25.02%	14.53%	13.10%
S&P 500® Information Technology Index	36.61%	24.55%	22.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QTEC for more recent performance information.
Net Assets	$ 3,806,918,142
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 15,522,440
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$3,806,918,142
Total number of portfolio holdings	48
Total advisory fee paid	$15,522,440
Portfolio turnover rate	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Broadcom, Inc.	2.4%
Microchip Technology, Inc.	2.4%
GLOBALFOUNDRIES, Inc.	2.4%
Intel Corp.	2.4%
Advanced Micro Devices, Inc.	2.3%
Lam Research Corp.	2.3%
QUALCOMM, Inc.	2.3%
Texas Instruments, Inc.	2.3%
Analog Devices, Inc.	2.3%
KLA Corp.	2.3%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Broadcom, Inc.	2.4%
Microchip Technology, Inc.	2.4%
GLOBALFOUNDRIES, Inc.	2.4%
Intel Corp.	2.4%
Advanced Micro Devices, Inc.	2.3%
Lam Research Corp.	2.3%
QUALCOMM, Inc.	2.3%
Texas Instruments, Inc.	2.3%
Analog Devices, Inc.	2.3%
KLA Corp.	2.3%

C000033929 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NYSE® Arca®Biotechnology Index Fund
Class Name	First Trust NYSE® Arca®Biotechnology Index Fund
Trading Symbol	FBT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust NYSE® Arca® Biotechnology Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FBT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NYSE® Arca® Biotechnology Index Fund	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.76% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the S&P Composite 1500® Health Care Index, which returned 2.81% for the same Period.
During the Period, the Fund was highly concentrated in the Biotechnology industry, which received a 76.2% allocation in the Fund. However, the investments in the Pharmaceuticals industry contributed 3.9% to the Fund’s overall return, the most of any industry. Investments in the Life Sciences Tools & Services industry contributed -1.1% to the Fund’s return, and was the only industry with a negative return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust NYSE® Arca® Biotechnology Index Fund	5.76%	2.34%	5.07%
NYSE® Arca® Biotechnology Index	6.28%	2.83%	5.58%
S&P Composite 1500® Health Care Index	2.81%	7.70%	9.18%
Nasdaq® Biotechnology Index	-0.57%	3.40%	3.72%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FBT for more recent performance information.
Net Assets	$ 1,111,743,523
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 4,666,445
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$1,111,743,523
Total number of portfolio holdings	31
Total advisory fee paid	$4,666,445
Portfolio turnover rate	71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Exelixis, Inc.	4.4%
ACADIA Pharmaceuticals, Inc.	4.2%
Natera, Inc.	4.2%
Neurocrine Biosciences, Inc.	4.1%
Argenx SE, ADR	3.9%
Corcept Therapeutics, Inc.	3.8%
Intra-Cellular Therapies, Inc.	3.8%
Gilead Sciences, Inc.	3.7%
Incyte Corp.	3.6%
Repligen Corp.	3.6%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Exelixis, Inc.	4.4%
ACADIA Pharmaceuticals, Inc.	4.2%
Natera, Inc.	4.2%
Neurocrine Biosciences, Inc.	4.1%
Argenx SE, ADR	3.9%
Corcept Therapeutics, Inc.	3.8%
Intra-Cellular Therapies, Inc.	3.8%
Gilead Sciences, Inc.	3.7%
Incyte Corp.	3.6%
Repligen Corp.	3.6%

C000033930 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow Jones Internet Index Fund
Class Name	First Trust Dow Jones Internet Index Fund
Trading Symbol	FDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dow Jones Internet Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Internet Index Fund	$56	0.49%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.52% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P Composite 1500® Information Technology Index, which returned 35.93% for the same Period.
During the Period, the Information Technology sector received the greatest allocation in the Fund with a 39.4% average weight. The allocation to this sector contributed 7.4% to the Fund’s return. The largest contribution to the Fund’s return came from the Communication Services sector, which had an average weight of 30.8% and contributed 12.6% to return. The only negatively contributing sector to the Fund’s return was the Health Care sector, which contributed -0.3%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Dow Jones Internet Index Fund	30.52%	11.84%	14.79%
Dow Jones Internet Composite IndexSM	31.12%	12.41%	15.40%
S&P 500® Index	25.02%	14.53%	13.10%
S&P Composite 1500® Information Technology Index	35.93%	24.06%	21.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDN for more recent performance information.
Net Assets	$ 6,803,638,493
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 24,052,029
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$6,803,638,493
Total number of portfolio holdings	44
Total advisory fee paid	$24,052,029
Portfolio turnover rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Amazon.com, Inc.	10.0%
Meta Platforms, Inc., Class A	9.7%
Netflix, Inc.	8.1%
Salesforce, Inc.	6.8%
Alphabet, Inc., Class A	5.6%
Arista Networks, Inc.	4.9%
Cisco Systems, Inc.	4.8%
Alphabet, Inc., Class C	4.6%
Booking Holdings, Inc.	4.4%
PayPal Holdings, Inc.	3.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	10.0%
Meta Platforms, Inc., Class A	9.7%
Netflix, Inc.	8.1%
Salesforce, Inc.	6.8%
Alphabet, Inc., Class A	5.6%
Arista Networks, Inc.	4.9%
Cisco Systems, Inc.	4.8%
Alphabet, Inc., Class C	4.6%
Booking Holdings, Inc.	4.4%
PayPal Holdings, Inc.	3.9%

C000034137 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Capital Strength® ETF
Class Name	First Trust Capital Strength® ETF
Trading Symbol	FTCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Capital Strength® ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTCS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® ETF	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.21% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
During the Period, the Fund allocated 20.5% to the Industrials sector, which was the largest sector weight in the Fund. The second highest weight was the Financials sector, which had an average weight of 18.7%. The Financials sector contributed 4.1% to the Fund’s return, which was the largest positive return contribution of any sector. The Energy sector contributed -0.5% to return, which was the largest detractor to the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Capital Strength® ETF	11.21%	9.17%	10.16%
S&P 500® Index	25.02%	14.53%	13.10%
The Capital Strength IndexTM	11.81%	9.81%	10.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTCS for more recent performance information.
Net Assets	$ 8,581,233,143
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 42,884,298
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$8,581,233,143
Total number of portfolio holdings	51
Total advisory fee paid	$42,884,298
Portfolio turnover rate	87%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Walmart, Inc.	2.3%
Visa, Inc., Class A	2.3%
Cisco Systems, Inc.	2.2%
Snap-on, Inc.	2.2%
Costco Wholesale Corp.	2.2%
TJX (The) Cos., Inc.	2.2%
Packaging Corp. of America	2.2%
Mastercard, Inc., Class A	2.1%
Blackrock, Inc.	2.1%
Ameriprise Financial, Inc.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Walmart, Inc.	2.3%
Visa, Inc., Class A	2.3%
Cisco Systems, Inc.	2.2%
Snap-on, Inc.	2.2%
Costco Wholesale Corp.	2.2%
TJX (The) Cos., Inc.	2.2%
Packaging Corp. of America	2.2%
Mastercard, Inc., Class A	2.1%
Blackrock, Inc.	2.1%
Ameriprise Financial, Inc.	2.1%

C000035622 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ-100 Ex-Technology Sector Index Fund
Class Name	First Trust NASDAQ-100 Ex-Technology Sector Index Fund
Trading Symbol	QQXT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQXT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QQXT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.73% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 1000® Index, which returned 24.51% for the same Period.
During the Period, the Fund allocated 20.0% to the Health Care sector, the largest of any sector. The largest contribution to the Fund’s return came from the Consumer Discretionary sector at 3.8%. The largest drag on the Fund’s return came from the Consumer Staples sector, which caused a
-2.2% drag in the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	6.73%	10.63%	9.50%
Nasdaq-100 Ex-Tech SectorTM Index	7.19%	11.15%	10.09%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QQXT for more recent performance information.
Net Assets	$ 111,827,843
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 530,656
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$111,827,843
Total number of portfolio holdings	57
Total advisory fee paid	$530,656
Portfolio turnover rate	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Diamondback Energy, Inc.	1.9%
Biogen, Inc.	1.9%
Starbucks Corp.	1.9%
Coca-Cola Europacific Partners PLC	1.8%
Baker Hughes Co.	1.8%
Exelon Corp.	1.8%
Monster Beverage Corp.	1.8%
Regeneron Pharmaceuticals, Inc.	1.8%
Ross Stores, Inc.	1.8%
Vertex Pharmaceuticals, Inc.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Diamondback Energy, Inc.	1.9%
Biogen, Inc.	1.9%
Starbucks Corp.	1.9%
Coca-Cola Europacific Partners PLC	1.8%
Baker Hughes Co.	1.8%
Exelon Corp.	1.8%
Monster Beverage Corp.	1.8%
Regeneron Pharmaceuticals, Inc.	1.8%
Ross Stores, Inc.	1.8%
Vertex Pharmaceuticals, Inc.	1.8%

C000037851 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dividend StrengthTM ETF
Class Name	First Trust Dividend StrengthTM ETF
Trading Symbol	FTDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dividend StrengthTM ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTDS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTDS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dividend StrengthTM ETF	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.09% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Dow Jones U.S. Select Dividend Index, which returned 16.62% for the same Period.
During the Period, the Financials sector was the largest sector allocation by average weight at 30.4%. The largest contribution to the Fund’s return was also the Financials sector, which contributed 10.6%. The largest negative contributor to the Fund’s return was the Consumer Staples sector, which contributed -2.4% to Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Dividend StrengthTM ETF	11.09%	8.79%	8.33%
The Dividend StrengthTM Index(1) (2)	11.89%	N/A	N/A
S&P 500® Index	25.02%	14.53%	13.10%
Dow Jones U.S. Select Dividend Index	16.62%	8.86%	9.38%
Russell 1000® Value Index	14.37%	8.68%	8.49%
(1)
On April 29, 2022, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Total US Market Index to The Dividend StrengthTM Index. Therefore, the Fund’s performance and total returns shown are not necessarily indicative of the performance the Fund, based on its current index, would have generated.

(2)
Because the Fund’s underlying index has an inception date of March 7, 2022, performance data for the Index is not available for all periods shown in the table because performance data does not exist for some of the entire periods.

Performance Inception Date	Mar. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On April 29, 2022, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Total US Market Index to The Dividend StrengthTM Index. Therefore, the Fund’s performance and total returns shown are not necessarily indicative of the performance the Fund, based on its current index, would have generated.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTDS for more recent performance information.
Net Assets	$ 25,280,278
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 72,572
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$25,280,278
Total number of portfolio holdings	51
Total advisory fee paid	$72,572
Portfolio turnover rate	104%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Garmin Ltd.	2.6%
Wyndham Hotels & Resorts, Inc.	2.6%
Unum Group	2.4%
Cullen/Frost Bankers, Inc.	2.3%
Coterra Energy, Inc.	2.3%
Commerce Bancshares, Inc.	2.2%
Home BancShares, Inc.	2.2%
Dick’s Sporting Goods, Inc.	2.2%
East West Bancorp, Inc.	2.2%
Snap-on, Inc.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Garmin Ltd.	2.6%
Wyndham Hotels & Resorts, Inc.	2.6%
Unum Group	2.4%
Cullen/Frost Bankers, Inc.	2.3%
Coterra Energy, Inc.	2.3%
Commerce Bancshares, Inc.	2.2%
Home BancShares, Inc.	2.2%
Dick’s Sporting Goods, Inc.	2.2%
East West Bancorp, Inc.	2.2%
Snap-on, Inc.	2.2%

C000037913 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Value Line®Dividend Index Fund
Class Name	First Trust Value Line®Dividend Index Fund
Trading Symbol	FVD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Value Line® Dividend Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FVD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FVD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Value Line® Dividend Index Fund	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.00% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
During the Period, the Fund allocated 20.6% to the Industrials sector, which was the largest sector weight in the Fund. Financials, at 3.6%, contributed the most to the Fund’s return of any sector. Investments in the Communication Services sector caused the largest drag of any sector, contributing -0.2%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Value Line® Dividend Index Fund	10.00%	6.26%	8.50%
Value Line® Dividend Index	10.74%	7.08%	9.35%
S&P 500® Index	25.02%	14.53%	13.10%
S&P 500® Value Index	12.29%	10.49%	10.01%
Dow Jones U.S. Select Dividend IndexSM	16.62%	8.86%	9.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FVD for more recent performance information.
Net Assets	$ 9,281,568,741
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 47,250,167
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$9,281,568,741
Total number of portfolio holdings	222
Total advisory fee paid	$47,250,167
Portfolio turnover rate	73%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Toyota Motor Corp., ADR	0.5%
Honda Motor Co., Ltd., ADR	0.5%
Starbucks Corp.	0.5%
Maximus, Inc.	0.5%
Target Corp.	0.5%
Cal-Maine Foods, Inc.	0.5%
America Movil S.A.B. de C.V., ADR	0.5%
Spire, Inc.	0.5%
Southwest Gas Holdings, Inc.	0.5%
Enbridge, Inc.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Toyota Motor Corp., ADR	0.5%
Honda Motor Co., Ltd., ADR	0.5%
Starbucks Corp.	0.5%
Maximus, Inc.	0.5%
Target Corp.	0.5%
Cal-Maine Foods, Inc.	0.5%
America Movil S.A.B. de C.V., ADR	0.5%
Spire, Inc.	0.5%
Southwest Gas Holdings, Inc.	0.5%
Enbridge, Inc.	0.5%

C000041643 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ® Clean Edge®Green Energy Index Fund
Class Name	First Trust NASDAQ® Clean Edge®Green Energy Index Fund
Trading Symbol	QCLN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Green Energy Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCLN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	$51	0.56%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -18.82% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 11.54% for the same Period.
During the Period, the largest average weight in the Fund was the Information Technology sector at 38.5%. This sector was also the largest drag on the Fund, contributing -9.5% to the Fund’s total return. The largest positive contributor to the Fund’s return was the Consumer Discretionary sector, which contributed 1.3%. This was also the only sector to materially contribute positive returns to the Fund during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	-18.82%	6.92%	7.76%
Nasdaq® Clean Edge® Green EnergyTM Index	-18.87%	7.20%	7.89%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QCLN for more recent performance information.
Net Assets	$ 548,439,213
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,918,634
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$548,439,213
Total number of portfolio holdings	55
Total advisory fee paid	$2,918,634
Portfolio turnover rate	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tesla, Inc.	9.1%
Rivian Automotive, Inc., Class A	7.0%
ON Semiconductor Corp.	6.9%
First Solar, Inc.	6.9%
Albemarle Corp.	5.2%
Lucid Group, Inc.	5.0%
RBC Dominion Securities, Inc.	4.0%
Bank of America Corp.	3.8%
Enphase Energy, Inc.	3.7%
Acuity Brands, Inc.	3.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tesla, Inc.	9.1%
Rivian Automotive, Inc., Class A	7.0%
ON Semiconductor Corp.	6.9%
First Solar, Inc.	6.9%
Albemarle Corp.	5.2%
Lucid Group, Inc.	5.0%
RBC Dominion Securities, Inc.	4.0%
Bank of America Corp.	3.8%
Enphase Energy, Inc.	3.7%
Acuity Brands, Inc.	3.5%

C000047557 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P REIT Index Fund
Class Name	First Trust S&P REIT Index Fund
Trading Symbol	FRI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust S&P REIT Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FRI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P REIT Index Fund	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.96% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 23.81% for the same Period.
During the Period, the Retail Real Estate Investment Trusts (“REITs”) category received the greatest allocation of any category in the Fund with an average weight of 16.7%. The allocation to this category contributed 2.4% to the Fund’s overall return. With a weight of 12.7%, the Health Care REITs category contributed 3.0% to the Fund’s return, which was the greatest return contribution of any category. The most negative contribution to the Fund’s return of -3.0% came from the Industrial REITs category which had an average weight of 15.0%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust S&P REIT Index Fund	7.96%	3.80%	5.01%
S&P United States REIT Index	8.44%	4.30%	5.55%
FTSE EPRA/NAREIT North America Index	7.36%	3.26%	4.93%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FRI for more recent performance information.
Net Assets	$ 176,521,238
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 435,803
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$176,521,238
Total number of portfolio holdings	138
Total advisory fee paid	$435,803
Portfolio turnover rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Prologis, Inc.	8.5%
Equinix, Inc.	7.9%
Welltower, Inc.	6.5%
Digital Realty Trust, Inc.	4.6%
Simon Property Group, Inc.	4.6%
Public Storage	4.1%
Realty Income Corp.	4.1%
Extra Space Storage, Inc.	2.8%
AvalonBay Communities, Inc.	2.7%
Iron Mountain, Inc.	2.7%
REIT Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	8.5%
Equinix, Inc.	7.9%
Welltower, Inc.	6.5%
Digital Realty Trust, Inc.	4.6%
Simon Property Group, Inc.	4.6%
Public Storage	4.1%
Realty Income Corp.	4.1%
Extra Space Storage, Inc.	2.8%
AvalonBay Communities, Inc.	2.7%
Iron Mountain, Inc.	2.7%

C000047627 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Natural Gas ETF
Class Name	First Trust Natural Gas ETF
Trading Symbol	FCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Natural Gas ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Natural Gas ETF	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.98% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P Composite 1500® Energy Index, which returned 5.98% for the same Period.
During the Period, the Oil & Gas Exploration and Production sub-industry was the largest allocation in the Fund at 84.2%. This sub-industry contributed 2.1% to the Fund’s overall return. The Oil and Gas Storage and Transportation sub-industry received the second highest allocation by sub-industry at an average weight of 9.7% and contributed 2.8% to the Fund’s return. The most negative contribution to return came from the Integrated Oil & Gas sub-industry, which received only a single allocation, Occidental Petroleum Corporation. The 1.7% allocation to this security caused -0.7% drag to the Fund’s  overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Natural Gas ETF	3.98%	19.10%	-5.49%
ISE-Revere Natural GasTM Index	4.68%	18.68%	-5.60%
S&P Composite 1500® Energy Index	5.98%	12.11%	4.34%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FCG for more recent performance information.
Net Assets	$ 402,372,855
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 1,616,815
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$402,372,855
Total number of portfolio holdings	45
Total advisory fee paid	$1,616,815
Portfolio turnover rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Hess Midstream, L.P., Class A	4.6%
Western Midstream Partners, L.P.	4.4%
Occidental Petroleum Corp.	4.4%
ConocoPhillips	4.2%
EQT Corp.	4.1%
EOG Resources, Inc.	4.0%
Expand Energy Corp.	3.9%
Diamondback Energy, Inc.	3.9%
APA Corp.	3.6%
Coterra Energy, Inc.	3.6%
Sub-Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Hess Midstream, L.P., Class A	4.6%
Western Midstream Partners, L.P.	4.4%
Occidental Petroleum Corp.	4.4%
ConocoPhillips	4.2%
EQT Corp.	4.1%
EOG Resources, Inc.	4.0%
Expand Energy Corp.	3.9%
Diamondback Energy, Inc.	3.9%
APA Corp.	3.6%
Coterra Energy, Inc.	3.6%

C000047628 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Water ETF
Class Name	First Trust Water ETF
Trading Symbol	FIW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Water ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FIW
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Water ETF	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.37% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 23.81% for the same Period.
During the Period, the largest sector allocation was the Industrials sector, with an average portfolio weight of 55.3%. This sector also contributed the most to the Fund’s return at 6.3%. The most negatively contributing sector was the Utilities sector. This sector carried an average weight of 16.6% and caused a -1.4% contribution to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Water ETF	8.37%	11.96%	12.53%
ISE Clean Edge WaterTM Index	8.95%	12.76%	13.21%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FIW for more recent performance information.
Net Assets	$ 1,775,803,066
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 6,860,223
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$1,775,803,066
Total number of portfolio holdings	38
Total advisory fee paid	$6,860,223
Portfolio turnover rate	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Waters Corp.	4.5%
IDEX Corp.	4.3%
Pentair PLC	4.2%
Agilent Technologies, Inc.	4.0%
Roper Technologies, Inc.	3.9%
AECOM	3.9%
Ecolab, Inc.	3.9%
Veralto Corp.	3.8%
American Water Works Co., Inc.	3.7%
IDEXX Laboratories, Inc.	3.6%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%

Largest Holdings [Text Block]
Top Ten Holdings
Waters Corp.	4.5%
IDEX Corp.	4.3%
Pentair PLC	4.2%
Agilent Technologies, Inc.	4.0%
Roper Technologies, Inc.	3.9%
AECOM	3.9%
Ecolab, Inc.	3.9%
Veralto Corp.	3.8%
American Water Works Co., Inc.	3.7%
IDEXX Laboratories, Inc.	3.6%

C000078718 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ®ABA Community Bank Index Fund
Class Name	First Trust NASDAQ®ABA Community Bank Index Fund
Trading Symbol	QABA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust NASDAQ® ABA Community Bank Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QABA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QABA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® ABA Community Bank Index Fund	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.51% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P Composite 1500® Financials Index, which returned 29.78% for the same Period.
During the Period, 98.0% of the Fund was allocated to the Regional Banks sub-industry, with the bulk of the remainder of the average allocations being in other financial-related sub-industries. Regional banks contributed 15.3% towards the Fund’s return, the greatest of any sub-industry. The Commercial & Residential Mortgage Finance sub-industry contributed the only negative contribution to the Fund’s return of all sub-industries, detracting -0.1% from the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust NASDAQ® ABA Community Bank Index Fund	14.51%	4.01%	6.46%
Nasdaq OMX® ABA Community BankTM Index	15.24%	4.66%	7.13%
S&P Composite 1500® Financials Index	29.78%	11.44%	11.33%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QABA for more recent performance information.
Net Assets	$ 122,247,168
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 347,252
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$122,247,168
Total number of portfolio holdings	159
Total advisory fee paid	$347,252
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Commerce Bancshares, Inc.	4.1%
Wintrust Financial Corp.	4.1%
UMB Financial Corp.	2.7%
First Financial Bankshares, Inc.	2.5%
United Bankshares, Inc.	2.5%
Bank OZK	2.5%
Hancock Whitney Corp.	2.3%
International Bancshares Corp.	1.9%
BancFirst Corp.	1.9%
Texas Capital Bancshares, Inc.	1.8%
Industry Allocation
Any amount shown as 0.0% represents less than 0.1%

Largest Holdings [Text Block]
Top Ten Holdings
Commerce Bancshares, Inc.	4.1%
Wintrust Financial Corp.	4.1%
UMB Financial Corp.	2.7%
First Financial Bankshares, Inc.	2.5%
United Bankshares, Inc.	2.5%
Bank OZK	2.5%
Hancock Whitney Corp.	2.3%
International Bancshares Corp.	1.9%
BancFirst Corp.	1.9%
Texas Capital Bancshares, Inc.	1.8%

C000191287 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow 30 Equal Weight ETF
Class Name	First Trust Dow 30 Equal Weight ETF
Trading Symbol	EDOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dow 30 Equal Weight ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EDOW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EDOW
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow 30 Equal Weight ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.16% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Dow Jones Industrial AverageTM, which returned 14.99% for the same Period.
During the Period, the largest sector allocation by weight was the Information Technology sector, with an average portfolio weight of 19.9%. The Financials sector contributed the most to the Fund’s return, contributing 6.5%. The largest negative contribution to the Fund’s return came from the Materials sector, which contributed -0.6%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 8, 2017 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	Since Inception (8/8/17)
First Trust Dow 30 Equal Weight ETF	13.16%	8.86%	10.49%
Dow Jones Industrial Average® Equal Weight Index	13.77%	9.53%	11.13%
Dow Jones Industrial AverageTM	14.99%	10.55%	11.64%
S&P 500® Index	25.02%	14.53%	14.36%

Performance Inception Date	Aug. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/EDOW for more recent performance information.
Net Assets	$ 230,517,383
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,161,536
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$230,517,383
Total number of portfolio holdings	31
Total advisory fee paid	$1,161,536
Portfolio turnover rate	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Boeing (The) Co.	3.7%
Apple, Inc.	3.5%
Cisco Systems, Inc.	3.5%
Visa, Inc., Class A	3.5%
Merck & Co., Inc.	3.4%
3M Co.	3.4%
Coca-Cola (The) Co.	3.4%
Johnson & Johnson	3.4%
Honeywell International, Inc.	3.4%
JPMorgan Chase & Co.	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Boeing (The) Co.	3.7%
Apple, Inc.	3.5%
Cisco Systems, Inc.	3.5%
Visa, Inc., Class A	3.5%
Merck & Co., Inc.	3.4%
3M Co.	3.4%
Coca-Cola (The) Co.	3.4%
Johnson & Johnson	3.4%
Honeywell International, Inc.	3.4%
JPMorgan Chase & Co.	3.4%

C000201408 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Lunt U.S. Factor Rotation ETF
Class Name	First Trust Lunt U.S. Factor Rotation ETF
Trading Symbol	FCTR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Lunt U.S. Factor Rotation ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCTR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCTR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Lunt U.S. Factor Rotation ETF	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 19.60% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Nasdaq US 500 Large CapTM Index, which returned 25.61% for the same Period.
During the Period, the largest sector allocation by weight was the Information Technology sector, with an average portfolio weight of 20.9%. The Financials sector was also highly weighted at 19.2%. The Information Technology sector contributed the most to the Fund’s return, at 12.2%. The largest negative contribution to the Fund’s return came from the Consumer Staples sector, at -1.3%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 25, 2018 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	Since Inception (7/25/18)
First Trust Lunt U.S. Factor Rotation ETF	19.60%	8.61%	8.91%
Lunt Capital Large Cap Factor Rotation Index	20.54%	9.44%	9.73%
Nasdaq US 500 Large CapTM Index	25.61%	14.59%	13.92%
S&P 500® Index	25.02%	14.53%	13.84%

Performance Inception Date	Jul. 25, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FCTR for more recent performance information.
Net Assets	$ 70,896,515
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 469,835
Investment Company Portfolio Turnover	431.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$70,896,515
Total number of portfolio holdings	179
Total advisory fee paid	$469,835
Portfolio turnover rate	431%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AppLovin Corp., Class A	4.0%
Palantir Technologies, Inc., Class A	2.0%
Vistra Corp.	1.7%
Motorola Solutions, Inc.	1.7%
United Airlines Holdings, Inc.	1.6%
Paychex, Inc.	1.5%
Broadridge Financial Solutions, Inc.	1.4%
Stryker Corp.	1.3%
Automatic Data Processing, Inc.	1.1%
General Motors Co.	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AppLovin Corp., Class A	4.0%
Palantir Technologies, Inc., Class A	2.0%
Vistra Corp.	1.7%
Motorola Solutions, Inc.	1.7%
United Airlines Holdings, Inc.	1.6%
Paychex, Inc.	1.5%
Broadridge Financial Solutions, Inc.	1.4%
Stryker Corp.	1.3%
Automatic Data Processing, Inc.	1.1%
General Motors Co.	1.1%

C000222996 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Gold Strategy Target Income ETF®
Class Name	FT Vest Gold Strategy Target Income ETF®
Trading Symbol	IGLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Gold Strategy Target Income ETF® (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/IGLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Target Income ETF®	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 18.80% for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities/Synthetic equities on GLD	26.66%
GLD Options (Short Calls)	-7.01%
Fees and expenses	-0.85%
The Fund held securities with the economic equivalent to a long position (“Synthetic Long”) in SPDR® Gold Shares (“GLD”). In addition, the Fund sold (wrote) a varying amount of one-month at-the-money covered call options on GLD each month. The net effect of the Synthetic Long position in GLD and the sold options allows the Fund to participate in GLD rallies at a rate less than 100%. Due to the strong positive performance of GLD during 2024, the Fund was negatively impacted by this options strategy, which is generally expected to benefit the Fund’s portfolio most during gold market downturns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 2, 2021 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (3/2/21)
FT Vest Gold Strategy Target Income ETF®	18.80%	7.41%
LBMA Gold Price	25.53%	11.42%
S&P 500® Index	25.02%	13.25%

Performance Inception Date	Mar. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/IGLD for more recent performance information.
Net Assets	$ 130,897,042
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 903,248
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$130,897,042
Total number of portfolio holdings	5
Total advisory fee paid	$903,248
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	145.3%
Money Market Funds	2.4%
Purchased Options	0.3%
Written Options	(46.7%)
Net Other Assets and Liabilities	(1.3%)
Total	100.0%

C000222997 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Gold Strategy Quarterly Buffer ETF
Class Name	FT Vest Gold Strategy Quarterly Buffer ETF
Trading Symbol	BGLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BGLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Quarterly Buffer ETF	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.87% for the 12 months ended December 31, 2024.  The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities/Synthetic equities on GLD	26.66%
GLD Options (Buffer and Cap)	-3.89%
Fees and expenses	-0.90%
The Fund seeks to provide returns (before fees and expenses) that match the price return of the SPDR® Gold Trust (the “GLD”), up to a predetermined upside cap while providing a buffer against GLD losses between -5% and -15% over each of the quarterly target outcome periods. During the Period, the Fund held U.S. treasuries and various options on GLD.  This combination provided the above buffer, and also set a cap, or limit, on upside performance.  The Fund’s options strategy sets a quarterly cap on Fund performance, and thus limits the Fund’s performance for each quarterly roll period (ending February 28, May 31, August 31, and November 30.)  Due to these caps, the Fund was not able to take full advantage of the strong GLD rally in 2024, and thus underperformed GLD.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 20, 2021 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (1/20/21)
FT Vest Gold Strategy Quarterly Buffer ETF	21.87%	6.34%
LBMA Gold Price	25.53%	9.01%
S&P 500® Index	25.02%	13.03%

Performance Inception Date	Jan. 20, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BGLD for more recent performance information.
Net Assets	$ 51,381,943
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 281,015
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$51,381,943
Total number of portfolio holdings	5
Total advisory fee paid	$281,015
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	94.8%
Money Market Funds	0.5%
Purchased Options	4.9%
Written Options	(0.3%)
Net Other Assets and Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BGLD or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BGLD or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/BGLD
C000238091 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Aerospace & Defense ETF
Class Name	First Trust Indxx Aerospace & Defense ETF
Trading Symbol	MISL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Indxx Aerospace & Defense ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MISL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MISL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Aerospace & Defense ETF	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 20.44% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
During the Period, the Aerospace & Defense sub-industry received the greatest allocation of any sub-industry in the Fund with an average weight of 83.6%. The allocation to this sub-industry contributed 16.0% to the Fund’s overall return, the greatest return contribution of any sub-industry. No sub-industry had a material negative contribution to the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 25, 2022 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (10/25/22)
First Trust Indxx Aerospace & Defense ETF	20.44%	19.86%
Indxx US Aerospace & Defense Index	21.22%	20.57%
S&P 500® Index	25.02%	23.18%
S&P Composite 1500® Aerospace & Defense Index	15.30%	15.46%

Performance Inception Date	Oct. 25, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MISL for more recent performance information.
Net Assets	$ 111,051,232
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 433,937
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$111,051,232
Total number of portfolio holdings	35
Total advisory fee paid	$433,937
Portfolio turnover rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Boeing (The) Co.	9.9%
RTX Corp.	7.9%
TransDigm Group, Inc.	7.6%
General Dynamics Corp.	7.4%
Lockheed Martin Corp.	6.8%
Howmet Aerospace, Inc.	4.4%
Curtiss-Wright Corp.	3.9%
HEICO Corp.	3.8%
Northrop Grumman Corp.	3.7%
Textron, Inc.	3.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Boeing (The) Co.	9.9%
RTX Corp.	7.9%
TransDigm Group, Inc.	7.6%
General Dynamics Corp.	7.4%
Lockheed Martin Corp.	6.8%
Howmet Aerospace, Inc.	4.4%
Curtiss-Wright Corp.	3.9%
HEICO Corp.	3.8%
Northrop Grumman Corp.	3.7%
Textron, Inc.	3.7%

C000238354 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Growth StrengthTM ETF
Class Name	First Trust Growth StrengthTM ETF
Trading Symbol	FTGS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Growth StrengthTM ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTGS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTGS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM ETF	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.87% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
During the Period, the Information Technology sector received the greatest allocation of any sector in the Fund with an average weight of 29.3%. The allocation to this sector contributed 6.8% to the Fund’s overall return, which was the greatest return contribution of any sector. The most negative contribution to the Fund’s return came from the Energy sector, at -1.1%. This sector also had an average weight of 9.0%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 25, 2022 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (10/25/22)
First Trust Growth StrengthTM ETF	15.87%	22.80%
The Growth Strength™ Index	16.62%	23.52%
S&P 500® Index	25.02%	23.18%

Performance Inception Date	Oct. 25, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTGS for more recent performance information.
Net Assets	$ 909,410,740
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,831,601
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$909,410,740
Total number of portfolio holdings	51
Total advisory fee paid	$2,831,601
Portfolio turnover rate	102%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Deckers Outdoor Corp.	2.6%
Expedia Group, Inc.	2.4%
Netflix, Inc.	2.4%
Cadence Design Systems, Inc.	2.4%
Amazon.com, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
Arista Networks, Inc.	2.2%
Visa, Inc., Class A	2.2%
Dexcom, Inc.	2.2%
American Express Co.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Deckers Outdoor Corp.	2.6%
Expedia Group, Inc.	2.4%
Netflix, Inc.	2.4%
Cadence Design Systems, Inc.	2.4%
Amazon.com, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
Arista Networks, Inc.	2.2%
Visa, Inc., Class A	2.2%
Dexcom, Inc.	2.2%
American Express Co.	2.2%

C000241319 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust BloombergInflation Sensitive Equity ETF
Class Name	First Trust BloombergInflation Sensitive Equity ETF
Trading Symbol	FTIF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Bloomberg Inflation Sensitive Equity ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTIF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTIF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Inflation Sensitive Equity ETF	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.55% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
During the Period, the Energy sector received the greatest allocation of any sector in the Fund with an average weight of 33.7%. The allocation to this sector contributed -3.7% to the Fund’s overall return, which was the most negative return contribution of any sector. With an average weight of 27.2%, the Industrials sector contributed 4.7% to the Fund’s return, which was the greatest return contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 13, 2023 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (3/13/23)
First Trust Bloomberg Inflation Sensitive Equity ETF	0.55%	7.37%
Bloomberg Inflation Sensitive Equity Index	1.10%	8.01%
S&P 500® Index	25.02%	28.28%

Performance Inception Date	Mar. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTIF for more recent performance information.
Net Assets	$ 1,071,369
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 9,176
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$1,071,369
Total number of portfolio holdings	50
Total advisory fee paid	$9,176
Portfolio turnover rate	90%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ConocoPhillips	3.7%
Cummins, Inc.	2.6%
International Paper Co.	2.6%
Quanta Services, Inc.	2.6%
Packaging Corp. of America	2.6%
CRH PLC	2.6%
Jones Lang LaSalle, Inc.	2.6%
Westinghouse Air Brake Technologies Corp.	2.5%
Keysight Technologies, Inc.	2.5%
RTX Corp.	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ConocoPhillips	3.7%
Cummins, Inc.	2.6%
International Paper Co.	2.6%
Quanta Services, Inc.	2.6%
Packaging Corp. of America	2.6%
CRH PLC	2.6%
Jones Lang LaSalle, Inc.	2.6%
Westinghouse Air Brake Technologies Corp.	2.5%
Keysight Technologies, Inc.	2.5%
RTX Corp.	2.4%

C000244355 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P 500 Diversified Free Cash Flow ETF
Class Name	First Trust S&P 500 Diversified Free Cash Flow ETF
Trading Symbol	FCFY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust S&P 500 Diversified Free Cash Flow ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCFY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCFY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Free Cash Flow ETF	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.28% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
During the Period, the Information Technology sector received the greatest allocation of any sector in the Fund with an average weight of 29.6%. The allocation to this sector contributed 3.8% to the Fund’s overall return. With an average weight of 13.9%, the Financials sector contributed 4.2% to the Fund’s return, the greatest return contribution of any sector. The most negative contribution to the Fund’s return came from the Materials sector at -0.4%. This sector also had an average weight in the Fund of 2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 23, 2023 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (8/23/23)
First Trust S&P 500 Diversified Free Cash Flow ETF	11.28%	16.26%
S&P 500® Sector-Neutral FCF Index	11.99%	17.00%
S&P 500® Index	25.02%	24.91%

Performance Inception Date	Aug. 23, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FCFY for more recent performance information.
Net Assets	$ 1,204,294
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 7,085
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$1,204,294
Total number of portfolio holdings	101
Total advisory fee paid	$7,085
Portfolio turnover rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Warner Bros. Discovery, Inc.	4.6%
Skyworks Solutions, Inc.	3.2%
Gen Digital, Inc.	3.0%
Hewlett Packard Enterprise Co.	2.9%
Jabil, Inc.	2.7%
HP, Inc.	2.6%
Synchrony Financial	2.5%
EPAM Systems, Inc.	2.5%
F5, Inc.	2.3%
QUALCOMM, Inc.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Warner Bros. Discovery, Inc.	4.6%
Skyworks Solutions, Inc.	3.2%
Gen Digital, Inc.	3.0%
Hewlett Packard Enterprise Co.	2.9%
Jabil, Inc.	2.7%
HP, Inc.	2.6%
Synchrony Financial	2.5%
EPAM Systems, Inc.	2.5%
F5, Inc.	2.3%
QUALCOMM, Inc.	2.1%

C000252251 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust WCM Developing World Equity ETF
Class Name	First Trust WCM Developing World Equity ETF
Trading Symbol	WCME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust WCM Developing World Equity ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCME. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/WCME
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Developing World Equity ETF	$101	1.01%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.45% for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 7.50% for the same Period.
This underperformance was driven by an underweight position in Information Technology and an overweight in Health Care (from a sector allocation standpoint), as well as stock selection within the Health Care, Information Technology, and Consumer Discretionary sectors. Additionally, emerging markets have outperformed developed markets over the prior 12 months, which served as a headwind as the Fund is more heavily weighted towards developed markets versus the benchmark.
Contributors to Performance (selection and allocation):
From a sector standpoint, the picks in the Materials, Energy, and Financials sectors were additive on a selection effect basis. The underweight positions in the Materials, Consumer Staples, and Consumer Discretionary sectors were additive from an allocation perspective.
On a geographic basis, the picks in the Americas and Europe were additive from a selection effect angle. From an allocation perspective, overweight positions in Africa and the Middle East contributed positively to returns.
Detractors from Performance (selection and allocation):
Looking at sector-specific selection, the picks in the Information Technology, Health Care, and Consumer Discretionary sectors were detractors from performance. We saw some detraction to performance from an allocation effect standpoint from an underweight position in Information Technology, as well as the overweight positions in Health Care and Industrials.
The picks in Asia Pacific and Africa and the Middle East detracted from performance from a geographic selection effect angle. From an allocation standpoint, overweight positions in the Americas and Europe, as well as an underweight position in Asia Pacific, detracted from performance.
Stylistic Factors Impacting Performance (within the benchmark):
High Quality stocks (on a return on equity basis) outperformed Low Quality, which served as a tailwind.
Large Cap outperformed Small Cap, serving as a tailwind.
Emerging markets outperformed Developed markets, which served as a headwind as the Fund is more heavily weighted towards Developed markets versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 31, 2020 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (3/31/20)
First Trust WCM Developing World Equity ETF	0.45%	7.51%
MSCI Emerging Markets Index	7.50%	7.72%

Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/WCME for more recent performance information.
Net Assets	$ 2,323,210
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$2,323,210
Total number of portfolio holdings	32
Total advisory fee paid	$0
Portfolio turnover rate	85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.2%
United Overseas Bank Ltd.	5.1%
HDFC Bank Ltd., ADR	4.6%
TOTVS S.A.	4.1%
Tencent Holdings Ltd.	4.0%
Bid Corp., Ltd.	3.9%
B3 S.A. - Brasil Bolsa Balcao	3.8%
Nippon Paint Holdings Co., Ltd.	3.8%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	3.5%
AstraZeneca PLC	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.2%
United Overseas Bank Ltd.	5.1%
HDFC Bank Ltd., ADR	4.6%
TOTVS S.A.	4.1%
Tencent Holdings Ltd.	4.0%
Bid Corp., Ltd.	3.9%
B3 S.A. - Brasil Bolsa Balcao	3.8%
Nippon Paint Holdings Co., Ltd.	3.8%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	3.5%
AstraZeneca PLC	3.4%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since its reorganization on October 7, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/WCME or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2024, the Fund added the ability to invest in equity securities of companies domiciled in China that list and trade directly on Chinese stock exchanges (“China A Shares”).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since its reorganization on October 7, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/WCME or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/WCME
C000252253 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust WCM International Equity ETF
Class Name	First Trust WCM International Equity ETF
Trading Symbol	WCMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust WCM International Equity ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCMI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/WCMI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM International Equity ETF	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.48% for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI ACWI ex-USA Index, which returned 5.53% for the same Period.
This underperformance was driven by an overweight position in Health Care and underweight position in Information Technology (from a sector allocation standpoint), as well as stock selection within the Health Care, Information Technology, and Communication Services sectors. Additionally, emerging markets outperformed developed markets over the prior 12 months, which served as a headwind as the Fund is more heavily weighted towards developed markets versus the benchmark.
Contributors to Performance (selection and allocation):
From a sector standpoint, positive selection effect was supported by picks in the Energy, Materials, and Consumer Staples sectors. An overweight position in the Financials sector, as well as underweight positions in the Consumer Staples and Materials sectors were also additive from an allocation perspective.
On a geographic basis, picks in Europe and the Americas were additive from a selection effect angle. From an allocation perspective, the portfolio positioning did not contribute positively to returns.
Detractors from Performance (selection and allocation):
Looking at sector-specific selection, picks in the Health Care, Information Technology, and Communication Services sectors were the largest detractors from performance. Detractors from an allocation standpoint came from an overweight position in the Health Care sector, as well as an underweight positions in the Information Technology and Communication Services sectors.
The picks in Asia Pacific detracted from the Fund’s performance from a geographic selection effect angle. From an allocation standpoint, underweight positions in Asia Pacific and Africa and the Middle East, as well overweight positions in the Americas and Europe, detracted from performance.
Stylistic Factors Impacting Performance (within the benchmark):
High Quality stocks (on a return on equity basis) outperformed Low Quality, which served as a tailwind.
Large Cap outperformed Small Cap, serving as a tailwind.
Emerging markets outperformed developed markets, which served as a headwind as the Fund is more heavily weighted towards Developed markets versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 31, 2020 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (3/31/20)
First Trust WCM International Equity ETF	3.48%	10.91%
MSCI ACWI ex-USA Index	5.53%	10.33%

Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/WCMI for more recent performance information.
Net Assets	$ 54,400,256
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 268,231
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$54,400,256
Total number of portfolio holdings	37
Total advisory fee paid	$268,231
Portfolio turnover rate	65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AstraZeneca PLC, ADR	4.9%
United Overseas Bank Ltd.	4.9%
Wise PLC, Class A	4.2%
Persimmon PLC	4.0%
Canadian National Railway Co.	3.8%
HDFC Bank Ltd., ADR	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.3%
Haleon PLC	3.3%
London Stock Exchange Group PLC	3.2%
Spirax Group PLC	3.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AstraZeneca PLC, ADR	4.9%
United Overseas Bank Ltd.	4.9%
Wise PLC, Class A	4.2%
Persimmon PLC	4.0%
Canadian National Railway Co.	3.8%
HDFC Bank Ltd., ADR	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.3%
Haleon PLC	3.3%
London Stock Exchange Group PLC	3.2%
Spirax Group PLC	3.2%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since its reorganization October 7, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/WCMI or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2024, the Fund added the ability to invest in equity securities of companies domiciled in China that list and trade directly on Chinese stock exchanges (“China A Shares”).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since its reorganization October 7, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/WCMI or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/WCMI